PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2020 and 2021 consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Receivable from third party payment platforms	31,821,937	63,747,704
Prepaid expenses	14,955,773	15,239,076
Deposits and prepaid rental fees	3,373,228	4,202,244
Deferred payment platforms commission fee	2,553,825	3,126,394
Interest receivable	1,460,642	1,260,880
Deductible input VAT	1,639,485	1,012,009
Others*	2,824,526	11,188,781
Prepayments and Other Current Assets	58,629,416	99,777,088

*   Others mainly include advances to suppliers and employees and other receivables.